Expense Example {- Franklin Liberty Federal Tax-Free Bond ETF} - Franklin Templeton ETF Trust 4-09 - Franklin Liberty Federal Tax-Free Bond ETF - Franklin Liberty Federal Tax-Free Bond ETF	Dec. 17, 2020 USD ($)
Expense Example:
1 year	$ 31
3 years	250
5 years	491
10 years	$ 1,198